Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 98.5%

AUSTRALIA — 1.9%
Netwealth Group Ltd.	18,137	$249,398
Vulcan Energy Resources Ltd. *	14,023	26,225
		275,623
BELGIUM — 0.9%
Melexis NV	1,496	121,147

CANADA — 4.6%
Docebo, Inc. *	5,446	266,239
Kinaxis, Inc. *	3,399	386,436
		652,675
CHINA — 3.7%
Airtac International Group	15,229	527,978

CZECH REPUBLIC — 0.6%
WAG Payment Solutions PLC *	95,268	80,778

DENMARK — 1.3%
ALK-Abello A/S *	10,048	181,232

FINLAND — 0.5%
Nanoform Finland PLC *	24,696	72,292

FRANCE — 0.2%
Cellectis SA ADR *	10,403	27,568

GERMANY — 6.4%
Aumann AG	3,322	63,651
Auto1 Group SE *	9,585	45,259
Hypoport SE *	2,384	606,365
New Work SE	916	66,606
Tonies SE, Class A *	21,879	111,144
Veganz Group AG *	716	13,711
		906,736
HONG KONG — 1.0%
Hypebeast Ltd. *	481,000	12,721
Johnson Electric Holdings Ltd.	92,857	128,720
		141,441
INDIA — 3.0%
CreditAccess Grameen Ltd. *	15,707	272,162
IndiaMart InterMesh Ltd.	2,992	94,994
PVR Inox Ltd. *	3,700	58,935
		426,091
IRELAND — 0.7%
Keywords Studios PLC	6,180	101,557

ISRAEL — 3.5%
Maytronics Ltd.	24,803	246,828
Nayax Ltd. *	8,320	219,136
Nayax Ltd. *	1,220	32,110
		498,074

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
ITALY — 7.8%
Brunello Cucinelli SpA	4,082	$466,522
Reply SpA	2,724	385,479
Technogym SpA	26,700	264,914
		1,116,915
JAPAN — 22.6%
Anicom Holdings, Inc.	12,400	46,997
Appier Group, Inc. *	11,700	121,295
Bengo4.com, Inc. *	7,000	154,866
CellSource Co., Ltd.	4,500	44,296
Demae-Can Co., Ltd. *	8,500	18,359
DMG Mori Co., Ltd.	12,500	330,453
eGuarantee, Inc.	10,800	128,077
Freee K.K. *	2,700	62,198
GA Technologies Co., Ltd. *	11,300	127,329
GMO Financial Gate, Inc.	900	53,100
Infomart Corp.	65,500	178,925
Inter Action Corp.	4,000	34,384
Iriso Electronics Co., Ltd.	5,200	104,184
Istyle, Inc. *	15,000	51,565
Jade Group, Inc. *	7,600	135,938
JMDC, Inc. *	3,700	89,638
Kamakura Shinsho Ltd.	21,300	100,995
Katitas Co., Ltd.	11,900	155,061
KH Neochem Co., Ltd.	11,500	174,148
Kitanotatsujin Corp.	40,400	53,521
Megachips Corp.	9,000	229,868
Optex Group Co., Ltd.	10,000	130,399
Raksul, Inc. *	27,500	196,689
Sansan, Inc. *	10,100	116,055
Shima Seiki Manufacturing Ltd.	6,500	59,553
Tsugami Corp.	25,200	191,663
WealthNavi, Inc. *	11,500	126,495
		3,216,051
NETHERLANDS — 1.0%
Fugro NV *	6,037	147,986

NEW ZEALAND — 0.7%
Volpara Health Technologies Ltd. *	144,415	106,813

SOUTH KOREA — 4.6%
Douzone Bizon Co., Ltd.	4,964	154,727
Hana Tour Service, Inc. *	2,497	119,141
Koh Young Technology, Inc.	14,170	205,404
Park Systems Corp.	1,328	149,912
Wantedlab, Inc. *	4,359	24,965
		654,149
SWEDEN — 10.4%
AddTech AB, B Shares	23,201	527,827
Avanza Bank Holding AB *	14,018	302,186
Cellavision AB	1,790	39,948
HMS Networks AB	6,077	263,198
Paradox Interactive AB	11,138	195,580
Storytel AB *	4,561	22,165
VNV Global AB *	25,658	48,929

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
Xvivo Perfusion AB *	3,136	$80,537
		1,480,370

SWITZERLAND — 4.3%
Bossard Holding AG	917	222,256
Sensirion Holding AG *	3,669	271,264
u-blox Holding AG *	1,296	124,830
		618,350
TAIWAN — 8.5%
ASPEED Technology, Inc.	3,100	323,082
Chroma ATE, Inc.	46,000	363,218
Global Unichip Corp.	12,000	457,310
TCI Co., Ltd.	12,148	59,036
		1,202,646
UNITED KINGDOM — 8.7%
Alpha Group International PLC	14,566	350,531
Angle PLC *	72,211	11,393
dotdigital group PLC	73,839	79,834
Games Workshop Group PLC	2,406	304,888
Molten Ventures PLC *	17,229	51,450
Oxford Nanopore Technologies PLC *	74,052	113,560
Team17 Group PLC *	22,496	66,724
Trustpilot Group PLC *	61,501	154,315
Victoria PLC *	33,010	110,200
		1,242,895
UNITED STATES — 1.6%
Burford Capital Ltd.	15,005	235,406

TOTAL INVESTMENTS — 98.5%
(cost $14,154,317)		$14,034,773
Other assets less liabilities — 1.5%		208,203
NET ASSETS — 100.0%		$14,242,976

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International Smaller Companies Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$2,344,484	$11,690,289	$—	$14,034,773
Total	$2,344,484	$11,690,289	$—	$14,034,773

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2023.